Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Net sales	$ 364,807	$ 335,128
Operating costs and expenses:
Cost of sales	227,787	192,336
Selling, general and administrative expenses	115,692	99,479
Total operating costs and expenses	343,479	291,815
Operating income	21,328	43,313
Interest expense, net	20,194	17,237
Investment income	(2,749)	(736)
Loss on extinguishment of debt	2,267	2,384
Net periodic benefit (income) expense, excluding service cost	(4,961)	131
Income before income taxes	6,577	24,297
Income tax expense	2,044	6,285
Net income from continuing operations	4,533	18,012
Net income attributable to noncontrolling interests	(6,844)	(12,436)
Net (loss) income from continuing operations attributable to Standard Diversified Inc.	(2,311)	5,576
Net loss from discontinued operations, net of tax	(8,312)	(3,195)
Net (loss) income attributable to Standard Diversified Inc.	$ (10,623)	$ 2,381
Net (loss) income from continuing operations attributable to SDI per Class A and Class B Common Share - Basic (in dollars per share)	$ (0.14)	$ 0.33
Net (loss) income from continuing operations attributable to SDI per Class A and Class B Common Share - Diluted (in dollars per share)	(0.15)	0.32
Net loss from discontinued operations per Class A and Class B Common Share - Basic (in dollars per share)	(0.49)	(0.19)
Net loss from discontinued operations per Class A and Class B Common Share - Diluted (in dollars per share)	(0.49)	(0.19)
Net loss attributable to SDI per Class A and Class B Common Share - Basic (in dollars per share)	(0.63)	0.14
Net loss attributable to SDI per Class A and Class B Common Share - Diluted (in dollars per share)	$ (0.64)	$ 0.13
Weighted Average Class A and Class B Common Shares Outstanding - Basic (in shares)	16,798,066	16,697,542
Weighted Average Class A and Class B Common Shares Outstanding - Diluted (in shares)	16,798,066	16,747,585